Advances To Suppliers	12 Months Ended
Dec. 31, 2013
Advances To Suppliers [Abstract]
ADVANCES TO SUPPLIERS
4.	ADVANCES TO SUPPLIERS

The Company advances to certain vendors for the purchase of materials. As of December 31, 2013, 2012 and 2011, the advances to suppliers amounted to $2,977,323, $3,495,591, and $6,635,238, respectively.